NORTHERN LIGHTS FUND TRUST

                                                                                            June 12, 2009

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Attention: Filings - Rule 497(j)

Re:

Northern Lights Fund Trust – Adaptive Allocation Fund

           Biondo Growth Fund

           Gratio Values Fund

           Jacobs & Company Mutual Fund

           Palantir Fund

Post Effective Amendment No. 90 to the Registration Statement on Form N-1A

(File No. 333-122917, CIK No. 0001314414)

Dear Sir or Madam:

 This letter is being transmitted by means of electronic submission by Northern Lights Fund Trust (the “Trust”), on behalf of Adaptive Allocation Fund, Biondo Growth Fund, Gratio Values Fund, Jacobs & Company Mutual Fund and Palantir Fund (collectively, the “Funds”), pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j), and on behalf of the Trust, I hereby certify that the forms of Prospectuses and Statements of Additional Information that would have been filed pursuant to paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 90 to the Trust’s registration statement on Form N-1A (the “Amendment”). The text of the Amendment was filed electronically with the Securities and Exchange Commission on May 27, 2009 (accession number 0000910472-09-000382).

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (513) 352-6725 or, to the attention of Emile R. Molineaux of Gemini Fund Services, LLC at (631) 470-2616.

Very truly yours,

/s/ Emile R. Molineaux

Emile R. Molineaux, Esq.

Secretary

cc:   JoAnn M. Strasser, Esq.